Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted cash	$ 67,037,000				$ 8,185,000				$ 67,037,000	$ 8,185,000
Variation margin	1,100,000				3,200,000				1,100,000	3,200,000
Realized gain (loss) on RMBS, net [Abstract]
Gain on RMBS									1,285,000	104,000	$ 213,000
Loss on RMBS									(383,000)	(8,466,000)	(716,000)
Net realized gain (loss) on RMBS	627,000	$ 275,000	$ 0	$ 0	(2,932,000)	$ (428,000)	$ (121,000)	$ (4,881,000)	902,000	(8,362,000)	(503,000)
Realized loss on derivatives, net	(17,148,000)	12,627,000	(365,000)	(7,476,000)	(3,162,000)	(707,000)	(2,033,000)	13,000	(12,362,000)	(5,889,000)	(5,554,000)
Unrealized gain (loss) on derivatives, net	3,357,000	(2,133,000)	(3,819,000)	(8,272,000)	(30,937,000)	8,807,000	6,009,000	19,626,000	(10,867,000)	3,505,000	6,580,000
Realized gain on Excess MSRs, net									0	0	6,678,000
Unrealized gain (loss) on investments in Servicing Related Assets	1,959,000	(37,514,000)	(44,042,000)	(27,175,000)	(21,924,000)	$ 6,218,000	$ (365,000)	$ 12,498,000	(106,772,000)	(3,573,000)	9,159,000
Realized gain on acquired assets, net	(28,000)	$ 54,000	$ 0	$ 0					26,000	0	0
Total									(129,073,000)	(14,319,000)	$ 16,360,000
Derivatives [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted cash	5,700,000				687,000				5,700,000	687,000
Repurchase Agreements [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted cash	61,300,000				7,500,000				61,300,000	7,500,000
Receivables and Other Assets [Member] | RMBS [Member]
Investments in RMBS [Abstract]
Income receivable	$ 7,700,000				$ 5,700,000				$ 7,700,000	$ 5,700,000